INCOME TAX EXPENSES (Changes in unrecognized tax benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAX EXPENSES [Abstract]
Balance at January 1	$ 38	¥ 244	¥ 244	¥ 282
Additions based on tax positions related to the prior years
Reductions for tax positions of prior years				¥ (38)
Balance at December 31	$ 38	¥ 244	¥ 244	¥ 244